CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain on disposal			$ 47,390,421
General and administrative [Member]
Share-based compensation	$ 528,889	$ 417,419	0
Selling and marketing [Member]
Share-based compensation	$ 538,897	$ 680,124	$ 0